As filed with the Securities and Exchange Commission on September 28, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21499

                 NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                 ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Dividend Advantage Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                        JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                                    MARKET VALUE(+)    NUMBER OF SHARES                          MARKET VALUE(+)
                                                   ($000'S OMITTED)                                             ($000'S OMITTED)
COMMON STOCKS (129.8%)                                                  42,700  Vornado Realty Trust                     4,570
                                                                                                                     ---------
APARTMENTS (12.5%)                                                                                                      18,969
   31,290  Apartment Investment & Management               1,322
   37,100  Archstone-Smith Trust                           2,130     ENERGY (8.1%)
   22,100  AvalonBay Communities                           2,386        38,800  Chevron Corp.                            3,308
   45,600  Camden Property Trust                           2,506        39,400  ConocoPhillips                           3,185
   61,700  Equity Residential                              2,456        37,700  Exxon Mobil                              3,210
   13,100  Essex Property Trust                            1,410        56,300  Spectra Energy                           1,434
   45,600  Home Properties                                 2,111                                                     ---------
   43,400  Post Properties                                 1,912                                                        11,137
   44,100  UDR, Inc.                                       1,018
                                                       ---------     ENTERTAINMENT (1.3%)
                                                          17,251        83,700  Regal Entertainment Group                1,790(E)

BANKING & FINANCIAL (8.3%)                                           FOOD & BEVERAGE (3.2%)
   23,400  Bank of America                                 1,110        18,000  Diageo PLC ADR                           1,470
   36,037  Bank of New York                                1,533        44,020  PepsiCo, Inc.                            2,889
   27,500  Citigroup Inc.                                  1,281                                                     ---------
   14,500  Hartford Financial Services Group               1,332(E)                                                      4,359
   14,600  HSBC Holdings PLC ADR                           1,360(E)
   35,900  IndyMac Bancorp                                   790(E)  FOREST PRODUCTS & PAPER (1.0%)
   20,800  Lincoln National                                1,255        20,100  Weyerhaeuser Co.                         1,432
   28,600  Nationwide Financial Services                   1,627
   25,000  Wachovia Corp.                                  1,180(E)  HEALTH CARE (3.9%)
                                                       ---------        58,000  Abbott  Laboratories                     2,940
                                                          11,468        14,000  Nationwide Health Properties               334
                                                                        65,500  Ventas, Inc.                             2,136
BASIC MATERIALS (3.3%)                                                                                               ---------
   26,000  Freeport-McMoRan Copper & Gold                  2,443                                                         5,410
    7,300  Rio Tinto                                       2,111
                                                       ---------     INDUSTRIAL (6.7%)
                                                           4,554        83,800  AMB Property                             4,465
                                                                        83,500  ProLogis                                 4,751(E)
CHEMICALS (0.8%)                                                                                                     ---------
   23,300  E. I. du Pont de Nemours                        1,089                                                         9,216

COMMERCIAL FINANCING (0.6%)                                          INSURANCE (2.2%)
   49,500  Crystal River Capital                             861        51,800  Arthur J. Gallagher                      1,429(E)
                                                                        41,500  Endurance Specialty Holdings             1,552
COMMUNITY CENTERS (3.6%)                                                                                             ---------
   69,000  Acadia Realty Trust                             1,589                                                         2,981
   49,200  Developers Diversified Realty                   2,362
   16,500  Regency Centers                                 1,070     LODGING (7.0%)
      200  Tanger Factory Outlet Centers                       7        76,000  Equity Inns                              1,699
                                                       ---------       103,300  Host Hotels & Resorts                    2,182(E)
                                                           5,028        42,200  Starwood Hotels & Resorts Worldwide      2,657
                                                                        11,000  Strategic Hotels & Resorts                 234
CONSUMER PRODUCTS & SERVICES (1.0%)                                    117,200  Sunstone Hotel Investors                 2,909
   17,300  Fortune Brands                                  1,406                                                     ---------
                                                                                                                         9,681
CONSUMER STAPLES (2.0%)
   44,800  Procter & Gamble                                2,771     MACHINERY & EQUIPMENT (1.0%)
                                                                        17,700  Caterpillar Inc.                         1,395
DIVERSIFIED (13.7%)                                                  OFFICE (12.6%)
    19,200 3M Co.                                          1,707        24,900  Alexandria Real Estate Equities          2,145
   125,550 Brookfield Asset Management Class A             4,412        20,800  BioMed Realty Trust                        454
    20,200 Eaton Corp.                                     1,963        36,200  Boston Properties                        3,420
    34,800 Forest City Enterprises Class A                 1,893        52,100  Brandywine Realty Trust                  1,257
    72,700 General Electric                                2,818(00)   158,400  Brookfield Properties                    3,580
     5,200 Macquarie Infrastructure                          207        42,900  Corporate Office Properties Trust        1,617
    31,500 Teck Cominco Class B                            1,399        40,500  SL Green Realty                          4,917
                                                                                                                     ---------
See Notes to Schedule of Investments                                                                                    17,390

                                                                                                        JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                                    MARKET VALUE(+)    NUMBER OF SHARES                          MARKET VALUE(+)
                                                   ($000'S OMITTED)                                             ($000'S OMITTED)
OFFICE - INDUSTRIAL (2.3%)
    97,900  Duke Realty                                    3,200     CONVERTIBLE PREFERRED STOCKS (1.5%)
                                                                     BASIC MATERIALS (1.5%)
OIL & GAS (4.4%)                                                         14,500  Freeport-McMoRan Copper &
    87,800  Canadian Oil Sands Trust                       2,682                  Gold
    59,100  Occidental Petroleum                           3,352                   (COST $1,478)                         2,053
                                                       ---------
                                                           6,034     SHORT-TERM INVESTMENTS (17.5%)
                                                                     10,315,494  Neuberger Berman Prime Money Fund      10,315(@)
PHARMACEUTICAL (4.0%)                                                13,813,401  Neuberger Berman Securities Lending
    46,700  Johnson & Johnson                              2,825                  Quality Fund, LLC                     13,813(++)
    49,800  Novartis AG ADR                                2,687                                                     ---------
                                                       ---------
                                                           5,512     TOTAL SHORT-TERM INVESTMENTS
                                                                     (COST $24,128)                                     24,128(#)
PUBLISHING (1.3%)                                                                                                    ---------
    50,800  Idearc Inc.                                    1,763
                                                                     TOTAL INVESTMENTS (149.1%)
REGIONAL MALLS (7.8%)                                                (COST $200,785)                                   205,829(##)
       500  Glimcher Realty Trust                             11     Liabilities, less cash, receivables and other
    98,300  Kimco Realty                                   3,670       assets [(11.1%)]                                (15,307)(@@)
    29,200  Macerich Co.                                   2,136     Liquidation Value of Auction Market Preferred
    18,500  Simon Property Group                           1,601       Shares [(38.0%)]                                (52,500)
    70,600  Taubman Centers                                3,395                                                     ---------
                                                       ---------
                                                          10,813     TOTAL NET ASSETS APPLICABLE TO COMMON
                                                                     SHAREHOLDERS (100.0%)                           $ 138,022
SELF STORAGE (0.9%)                                                                                                  ---------
    17,700  Public Storage                                 1,241(E)

SEMICONDUCTORS (1.1%)
    62,500  Intel Corp.                                    1,476

TELECOMMUNICATIONS (2.3%)
    81,500  AT&T Inc.                                      3,192

UTILITIES (11.6%)
    16,900  Dominion Resources                             1,423
    20,700  Exelon Corp.                                   1,452
    23,000  FirstEnergy Corp.                              1,397
    28,300  FPL Group                                      1,634
    30,400  New Jersey Resources                           1,429
    43,900  NSTAR                                          1,381
    47,400  PNM Resources                                  1,224
    38,500  PPL Corp.                                      1,815
    17,800  Public Service Enterprise Group                1,533
    34,700  SCANA Corp                                     1,297
    26,400  Sempra Energy                                  1,392
                                                       ---------
                                                          15,977

WASTE MANAGEMENT (1.3%)
    47,600  Waste Management                               1,810

TOTAL COMMON STOCKS
(COST $174,704)                                          179,206
                                                       ---------

PREFERRED STOCKS (0.3%)

LODGING (0.3%)
    19,000  LaSalle Hotel Properties, Ser. D
              (COST $475)                                    442

See Notes to Schedule of Investments

                                                       JULY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

# At cost, which approximates market value.

## At July 31, 2007, the cost of investments for U.S. federal income tax purposes was $200,785,000. Gross unrealized appreciation of investments was $19,021,000 and gross unrealized depreciation of investments was $13,977,000, resulting in net unrealized appreciation of $5,044,000 based on cost for U.S. federal income tax purposes.

00 All or a portion of this security is segregated as collateral for interest rate swap contracts.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

E  All or a portion of this security is on loan.

@@ At July 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

                                                    RATE TYPE
                                           --------------------------
                                              FIXED-RATE VARIABLE-RATE ACCRUED NET
                                                PAYMENTS     PAYMENTS     INTEREST   UNREALIZED
SWAP COUNTER        NOTIONAL    TERMINATION  MADE BY THE  RECEIVED BY   RECEIVABLE  APPRECIATION    TOTAL FAIR
PARTY                 AMOUNT           DATE         FUND  THE FUND(1)    (PAYABLE)  (DEPRECIATION)       VALUE
Merrill Lynch    $40,000,000    July 16, 2008       3.818%     5.320%      $26,702      $482,223     $508,925

(1) 30 day LIBOR (London Interbank Offered Rate) at July 12, 2007.





For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.


By:   /s/ Peter E. Sundman
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: September 25, 2007


By:   /s/ John M. McGovern
      -----------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: September 25, 2007